Accumulated Other Comprehensive Income (Changes in Each Component of Accumulated Other Comprehensive Income (Loss), Net Of Tax) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of fiscal year	¥ 2,041,005	¥ 1,117,877	¥ 777,997
Less: reclassification adjustments for losses (gains) included in net income	(152,640)
Change during year	(571,697)	923,128	339,880
Balance at end of fiscal year	1,469,308	2,041,005	1,117,877
Accumulated Net Unrealized Investment Gain (Loss)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of fiscal year	1,747,607	1,123,272	995,124
Before reclassification adjustments during year	(189,479)	763,115	255,140
Less: reclassification adjustments for losses (gains) included in net income	(148,669)	(138,780)	(126,992)
Change during year	(338,148)	624,335	128,148
Balance at end of fiscal year	1,409,459	1,747,607	1,123,272
Accumulated Translation Adjustment
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of fiscal year	129,179	(6,434)	(82,420)
Before reclassification adjustments during year	(122,081)	134,104	75,986
Less: reclassification adjustments for losses (gains) included in net income	(788)	1,509
Change during year	(122,869)	135,613	75,986
Balance at end of fiscal year	6,310	129,179	(6,434)
Accumulated Defined Benefit Plans Adjustment
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of fiscal year	164,219	1,039	(134,707)
Before reclassification adjustments during year	(107,497)	163,191	131,360
Less: reclassification adjustments for losses (gains) included in net income	(3,183)	(11)	4,386
Change during year	(110,680)	163,180	135,746
Balance at end of fiscal year	¥ 53,539	¥ 164,219	¥ 1,039